HSBC Holdings' subsidiaries, joint ventures and associates - Associates (Details)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s interest percent	19.03%	19.03%
Barrowgate Limited
Disclosure of associates [line items]
HSBC’s interest percent		15.31%
BGF Group PLC
Disclosure of associates [line items]
HSBC’s interest percent		24.61%
Bud Financial Limited
Disclosure of associates [line items]
HSBC’s interest percent		10.89%
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited
Disclosure of associates [line items]
HSBC’s interest percent		26.00%
CFAC Payment Scheme Limited (In Liquidation)
Disclosure of associates [line items]
HSBC’s interest percent		33.33%
Contour Pte Ltd
Disclosure of associates [line items]
HSBC’s interest percent		12.60%
Divido Financial Services Limited
Disclosure of associates [line items]
HSBC’s interest percent		5.60%
Episode Six Limited
Disclosure of associates [line items]
HSBC’s interest percent		8.09%
EPS Company (Hong Kong) Limited
Disclosure of associates [line items]
HSBC’s interest percent		38.66%
EURO Secured Notes Issuer
Disclosure of associates [line items]
HSBC’s interest percent		16.66%
GZHS Research Co Ltd
Disclosure of associates [line items]
HSBC’s interest percent		20.50%
HSBC Jintrust Fund Management Company Limited
Disclosure of associates [line items]
HSBC’s interest percent		49.00%
HSBC UK Covered Bonds (LM) Limited
Disclosure of associates [line items]
HSBC’s interest percent		20.00%
London Precious Metals Clearing Limited
Disclosure of associates [line items]
HSBC’s interest percent		25.00%
MENA Infrastructure Fund (GP) Ltd
Disclosure of associates [line items]
HSBC’s interest percent		33.33%
Quantexa Ltd
Disclosure of associates [line items]
HSBC’s interest percent		10.10%
Services Epargne Entreprise
Disclosure of associates [line items]
HSBC’s interest percent		14.18%
sino AG
Disclosure of associates [line items]
HSBC’s interest percent		24.94%
The London Gold Market Fixing Limited
Disclosure of associates [line items]
HSBC’s interest percent		25.00%
The Saudi British Bank
Disclosure of associates [line items]
HSBC’s interest percent	31.00%	31.00%
Trade Information Network Limited
Disclosure of associates [line items]
HSBC’s interest percent		16.67%
Vizolution Limited
Disclosure of associates [line items]
HSBC’s interest percent		17.95%
We Trade Innovation Designated Activity Company
Disclosure of associates [line items]
HSBC’s interest percent		9.88%
Threadneedle Software Holdings Limited
Disclosure of associates [line items]
HSBC’s interest percent		6.60%